Management of financial risk - Valuation inputs and relationships to fair value with all other variables held constant (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate
Valuation inputs and relationships to fair value liabilities
Unobservable inputs, maximum	5.00%	5.00%
Unobservable inputs, minimum	5.00%	5.00%
Discount rate | Loans and advances to customers from virtual bank
Valuation inputs and relationships to fair value liabilities
Impact on the assets and other comprehensive income, decrease	¥ (5,941)	¥ (4,579)
Impact on the assets and other comprehensive income, increase	¥ 5,975	¥ 4,608
Prepayment ratio
Valuation inputs and relationships to fair value liabilities
Unobservable inputs, maximum	5.00%	5.00%
Unobservable inputs, minimum	5.00%	5.00%
Prepayment ratio | Loans and advances to customers from virtual bank
Valuation inputs and relationships to fair value liabilities
Impact on the assets and other comprehensive income, decrease	¥ (283)	¥ (195)
Impact on the assets and other comprehensive income, increase	¥ 283	¥ 195